Taxation (Details) - Schedule of Deferred Tax Assets - TWD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets, net
Inventory write-down	$ 4,121	$ 2,618
Unrealized exchange loss		(1,685)
Net operating loss carried forward	21,175
Other		13
Total deferred tax assets	25,296	946
Valuation allowance	(25,296)
Deferred tax assets, net of valuation allowance		946
Deferred tax liability:
Unrealized exchange benefit	(73)
Total deferred tax liability	$ (73)